Contingencies (Details)														12 Months Ended
	Dec. 02, 2024 USD ($)	Dec. 02, 2024 EUR (€)	Mar. 27, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Jan. 29, 2024 USD ($)	Jan. 29, 2024 CAD ($)	Oct. 30, 2023 EUR (€)	May 15, 2023 EUR (€)	May 12, 2023 EUR (€)	May 10, 2023 USD ($)	May 10, 2023 EUR (€)	Apr. 29, 2023 EUR (€)	Oct. 20, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 GBP (£)	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Contingencies [Line Items]
Administrative and legal fees | €													€ 1,832,150.62
Losses caused by loan amount (in Dollars) | $																					$ 6,849,935.69
Loan (in Dollars)																£ 124,890	$ 551,399	€ 500,000	$ 30,224	€ 25,000	$ 3,000,000
Legal cost | €							€ 60,000
Agreement amount	$ (129,705)	€ 100,000													€ 67,392
Gain on debt settlement (in Dollars) | $	$ 9,670													$ 1,205
Employment agreement | €												€ 420,659.95
Alleged protected amount | €									€ 1,630,302.22
Aggregate amount (in Dollars) | $						$ 271,990
Annual salary (in Dollars) | $						$ 60,000
Dismissal damages (in Dollars) | $					$ 200,000
Tejinder Virk [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars) | $										$ 25,969
Settlement agreement | €											€ 30,000
Vidya Iyer [Member]
Contingencies [Line Items]
Gain on debt settlement (in Dollars) | $			$ 147,437
Employment agreement | €								€ 151,774
Settlement agreement | €				€ 30,000